Other Operating Expenses (Details) - Schedule of other operating expenses - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Schedule of Other Operating Expenses [Abstract]
Transaction Expenses	[1]	$ (3,535,046)
Miscellaneous Expenses		(49,252)	(41,020)
Other operating expenses		$ (3,584,298)	$ (41,020)

[1]	The transaction expenses were adjusted by the capitalization of the cost specifically attributable to the issue of new shares (using a criteria based on the percentage of shares issued) recognized in share premium.